91306-P1 07/24

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED JULY 18, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MARCH 1, 2024, OF

CLEARBRIDGE SUSTAINABILITY LEADERS FUND (THE “FUND”)

I.	Effective July 18, 2024, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

a.	The following information is added to the table in the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus:

Portfolio manager	Title	Portfolio manager of the fund since
Benedict Buckley, CFA*	Director and Portfolio Manager of ClearBridge	December 2024
Dimitry Dayen, CFA*	Director and Portfolio Manager of ClearBridge	December 2024

*	Effective December 31, 2024, Messrs. Buckley and Dayen will join the fund’s portfolio management team.

b.	The following sentence is added to the end of the table in the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus:

It is anticipated that Mr. Deutsch will retire and step down as a member of the fund’s portfolio management team on or about December 31, 2024.

c.	The following information is added to the table in the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Benedict Buckley, CFA*	Mr. Buckley is a Director and Portfolio Manager of ClearBridge. He joined the subadviser in 2013. Mr. Buckley was formerly an Associate at the World Resource Institute and a Senior Research Analyst at Trucost. Mr. Buckley has 11 years of investment industry experience.	December 2024
Dimitry Dayen, CFA*	Mr. Dayen is a Director and Portfolio Manager of ClearBridge. He joined the subadviser in 2014. Mr. Dayen was formerly a Senior Research Analyst at Surveyor Capital, a Research Analyst for Goldman Sachs and an Investment Banking Analyst at Merrill Lynch. Mr. Dayen has 19 years of investment industry experience.	December 2024

*	Effective December 31, 2024, Messrs. Buckley and Dayen will join the fund’s portfolio management team.

d.	The following sentence is added to the end of the table in the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus:

It is anticipated that Mr. Deutsch will retire and step down as a member of the fund’s portfolio management team on or about December 31, 2024.

II.	Effective July 18, 2024, the following changes are made to the Fund’s SAI:

a.

The following footnote is added to all references to Derek J. Deutsch with respect to the Fund in the sections titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” and “Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI:

***	It is anticipated that Mr. Deutsch will retire and step down as a member of the Fund’s portfolio management team on or about December 31, 2024.

b.	The following information is added to the table with respect to the Fund in the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Billions) ($)
Benedict	Registered Investment Companies	None	None	None	None
Buckley#	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

Dimitry	Registered Investment Companies	None	None	None	None
Dayen#	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	1	0.005	None	None

#	Information is as of June 30, 2024 and does not reflect additional accounts (including the Fund) for which Messrs. Buckley and Dayen will join the portfolio management team on December 31, 2024.

c.	The following information is added to the table with respect to the Fund in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Benedict Buckley#	50,001-100,000
Dimitry Dayen#	100,001-500,000

#	The information is as of June 30, 2024.

Please retain this supplement for future reference.

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